Long-Term Debt - Additional Information (Details)		1 Months Ended							12 Months Ended
	Jan. 28, 2020 USD ($) credit_facility	Jan. 31, 2020 USD ($)	May 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) credit_facility	Jul. 31, 2017 USD ($) vessel	Dec. 31, 2019 USD ($) credit_facility vessel SecurityLoan company	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)
Debt Instrument [Line Items]
Total principal				$ 741,992,000					$ 562,861,000	$ 741,992,000
Long-term Debt				$ 735,406,000					559,679,000	735,406,000
Proceeds from financing related to sales and leaseback of vessels									63,720,000	241,339,000	$ 153,000,000
Prepayment of short-term debt (note 10)									$ 150,000,000	$ 0	0
Interest at a weighted-average fixed rate				4.60%					3.70%	4.60%
Aggregate annual long-term principal repayments, 2020									$ 44,000,000
Aggregate annual long-term principal repayments, 2021									171,900,000
Aggregate annual long-term principal repayments, 2022									80,400,000
Long-term debt, maturities, repayments of principal in year four									65,300,000
Long-term debt, maturities, repayments of principal in year five									201,300,000
Secured Debt
Debt Instrument [Line Items]
Total principal				$ 323,995,000					221,729,000	$ 323,995,000
Secured Debt | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity									$ 50,000,000
Minimum liquidity as a percentage of debt									5.00%
Secured Debt Two | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity									$ 100,000,000
Minimum liquidity as a percentage of debt									7.50%
2020 Debt Facility Maturing in December 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 532,800,000.0
Working Cap Loan | Loans Payable [Member]
Debt Instrument [Line Items]
Line of Credit, Current				$ 166,400,000					$ 145,000,000	$ 166,400,000
Term Loan Due 2021 | Secured Debt
Debt Instrument [Line Items]
Number of debt instruments | SecurityLoan									3
Fixed rate percentage				5.40%					5.40%	5.40%
Maturing In Two Thousand Twenty One [Member] | Secured Debt
Debt Instrument [Line Items]
Number of debt instruments | SecurityLoan									2
Revolver 2017 [Member]
Debt Instrument [Line Items]
Number of debt instruments | credit_facility							2
Total principal				$ 125,300,000					$ 61,200,000	$ 125,300,000
Debt Instrument, Face Amount							$ 270,000,000				$ 270,000,000
Repayments of Debt							$ 215,800,000
Debt Instrument, Collateral, Number of Vessels | vessel				7					5	7
Debt Instrument, Collateral Amount				$ 192,600,000					$ 139,100,000	$ 192,600,000
Debt covenant minimum hull coverage ratio				125.00%
Actual hull coverage ratio				163.00%					281.39%	163.00%
Revolver 2017 [Member] | Not Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Minimum liquidity covenant requirement									$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement									5.00%
2016 Debt Facility Maturing in January 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel				29					28	29
Debt Instrument, Collateral Amount				$ 972,500,000					$ 892,000,000	$ 972,500,000
Debt covenant minimum hull coverage ratio									125.00%
Actual hull coverage ratio				136.87%					211.49%	136.87%
2016 Debt Facility Maturing in January 2021 [Member] | Not Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Minimum liquidity covenant requirement									$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement									5.00%
2016 Debt Facility Maturing in January 2021 [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 894,400,000.0
Term Loan [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Line of Credit, Current									$ 145,000,000
Term Loan [Member] | Secured Debt
Debt Instrument [Line Items]
Total principal				$ 324,000,000					$ 221,700,000	$ 324,000,000
Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Number of debt instruments | company									2
Remaining Secured Debt | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel									6
Remaining Secured Debt | Remaining Secured Debt
Debt Instrument [Line Items]
Number of debt instruments | credit_facility									2
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									0.30%
Minimum [Member] | Secured Debt | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt Instrument, Term									6 months
Minimum [Member] | Revolver 2017 [Member] | Not Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Debt Instrument, Term									6 months
Minimum [Member] | 2016 Debt Facility Maturing in January 2021 [Member] | Not Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Debt Instrument, Term									6 months
Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									3.50%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									3.50%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									0.30%	0.30%
London Interbank Offered Rate (LIBOR) [Member] | Maximum | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									2.00%	2.00%
Secured Debt Two | Minimum [Member] | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt Instrument, Term									6 months
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of debt instruments | credit_facility									2
Line of Credit Facility, Maximum Borrowing Capacity				429,800,000.0						$ 429,800,000.0
Undrawn amount of revolving credit facility				11,800,000					$ 30,400,000	11,800,000
Total principal				417,997,000					341,132,000	417,997,000
Revolving Credit Facilities | 2020
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers									12,100,000
Revolving Credit Facilities | 2022
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers									297,000,000
Revolving Credit Facilities | Two Thousand Twenty Two [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers									62,400,000
Revolving Credit Facilities | Revolving Credit Facilities
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									371,500,000.0
Revolving Credit Facilities | 2016 Debt Facility Maturing in January 2021 [Member]
Debt Instrument [Line Items]
Total principal				$ 157,600,000					$ 279,900,000	$ 157,600,000
Revolving Credit Facilities | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									2.00%	2.00%
Revolving Credit Facilities | London Interbank Offered Rate (LIBOR) [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									2.75%	2.75%
Suezmax Tankers
Debt Instrument [Line Items]
Number Of Vessels | vessel									2
Suezmax Tankers | May 2019 Sale Leaseback [Member]
Debt Instrument [Line Items]
Actual hull coverage ratio									109.00%
Suezmax Tankers | July 2017 Sale Leaseback
Debt Instrument [Line Items]
Actual hull coverage ratio				101.00%					122.00%	101.00%
Suezmax, Aframax and LR2 Vessels | November 2018 Sale Leaseback
Debt Instrument [Line Items]
Debt covenant minimum hull coverage ratio									100.00%
Actual hull coverage ratio				122.00%					158.00%	122.00%
Aframax Tanker
Debt Instrument [Line Items]
Number Of Vessels | vessel									1
Aframax Tanker | September 2018 Sale Leaseback [Member]
Debt Instrument [Line Items]
Actual hull coverage ratio				91.00%					115.00%	91.00%
Finance Lease Obligations
Debt Instrument [Line Items]
Number Of Vessels | vessel									16
Finance Lease Obligations | May 2019 Sale Leaseback [Member]
Debt Instrument [Line Items]
Proceeds from financing related to sales and leaseback of vessels			$ 63,700,000
Number Of Vessels | vessel			2
Finance Lease Obligations | November 2018 Sale Leaseback
Debt Instrument [Line Items]
Proceeds from financing related to sales and leaseback of vessels					$ 84,700,000
Number Of Vessels | vessel					4
Finance Lease Obligations | September 2018 Sale Leaseback [Member]
Debt Instrument [Line Items]
Proceeds from financing related to sales and leaseback of vessels						$ 156,600,000
Finance Lease Obligations | July 2017 Sale Leaseback
Debt Instrument [Line Items]
Proceeds from financing related to sales and leaseback of vessels								$ 153,000,000
Finance Lease Obligations | Suezmax Tankers | May 2019 Sale Leaseback [Member]
Debt Instrument [Line Items]
Number Of Vessels | vessel			2
Finance Lease Obligations | Suezmax Tankers | November 2018 Sale Leaseback
Debt Instrument [Line Items]
Number Of Vessels | vessel					1
Finance Lease Obligations | Suezmax Tankers | July 2017 Sale Leaseback
Debt Instrument [Line Items]
Number Of Vessels | vessel								4	4
Finance Lease Obligations | Suezmax, Aframax and LR2 Vessels
Debt Instrument [Line Items]
Minimum liquidity covenant requirement									$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement									5.00%
Finance Lease Obligations | Suezmax, Aframax and LR2 Vessels | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term									6 months
Finance Lease Obligations | Suezmax, Aframax and LR2 Vessels | November 2018 Sale Leaseback
Debt Instrument [Line Items]
Number Of Vessels | vessel									4
Finance Lease Obligations | Aframax Tanker | November 2018 Sale Leaseback
Debt Instrument [Line Items]
Number Of Vessels | vessel					2
Finance Lease Obligations | Aframax Tanker | September 2018 Sale Leaseback [Member]
Debt Instrument [Line Items]
Number Of Vessels | vessel						6			6
Subsequent Event [Member] | 2020 Debt Facility Maturing in December 2024 [Member]
Debt Instrument [Line Items]
Repayments of Debt		$ 455,000,000
Subsequent Event [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Number of debt instruments | credit_facility	2
Subsequent Event [Member] | Revolving Credit Facilities | Revolving Credit Facilities
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 532,800,000
Debt Instrument, Term	5 years